CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Change in net unrealized gains (losses) on investments, income tax	$ (294)	$ 544	$ 756
Reclassification adjustment for investment amounts included in net income, income tax	(11)	17	3
Change in net unrealized gains (losses) on securities with credit losses, tax	0	6
Change in net unrealized (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax			(1)
Change in accumulated (loss) gain - derivatives, income tax	0	(1)	$ (3)
Reclassification adjustment for derivative amounts included in net income, income tax	$ 0	$ 1